Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000162768 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	8.53%	(0.32%)	2.67%
C000038980 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	6.41%	(1.37%)	1.77%
C000007879 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	3.88%	(1.43%)	1.97%
C000007882 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	8.48%	(0.37%)	2.62%
Without Sales Load [Member] | C000038980 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	7.41%	(1.37%)	1.77%
Without Sales Load [Member] | C000007879 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	8.21%	(0.62%)	2.38%
Bloomberg Global Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	8.17%	(2.15%)	1.26%
Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Custom Benchmark
Average Annual Return, Percent	8.49%	(1.98%)	1.52%